U.S. Diversified Real Estate ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Asset Management & Custody Banks - 0.4%
DigitalBridge Group, Inc.	7,155	$ 111,904

Data Center REITs - 8.7%
Digital Realty Trust, Inc.	4,931	936,890
Equinix, Inc.	1,135	1,212,225
		2,149,115

Diversified REITs - 2.6%
American Assets Trust, Inc.	1,273	29,661
Broadstone Net Lease, Inc.	1,614	32,651
Essential Properties Realty Trust, Inc.	761	23,271
Global Net Lease, Inc.	2,432	22,788
WP Carey, Inc.	7,060	525,405
		633,776

Health Care Facilities - 0.4%
National HealthCare Corp.	549	101,247

Health Care REITs - 9.4%
Alexandria Real Estate Equities, Inc.	10,423	517,815
American Healthcare REIT, Inc.	2,336	114,207
CareTrust REIT, Inc.	2,803	114,418
Healthcare Realty Trust, Inc.	1,373	27,350
Healthpeak Properties, Inc.	2,947	56,435
LTC Properties, Inc.	2,205	82,489
National Health Investors, Inc.	1,114	81,645
Omega Healthcare Investors, Inc.	3,281	153,419
Sabra Health Care REIT, Inc.	4,609	91,673
Sila Realty Trust, Inc.	3,091	93,472
Ventas, Inc.	3,492	294,795
Welltower, Inc.	3,423	702,845
		2,330,563

Hotel & Resort REITs - 2.4%
Apple Hospitality REIT, Inc.	6,761	99,319
DiamondRock Hospitality Co.	8,016	88,096
Host Hotels & Resorts, Inc.	7,403	170,121
Ryman Hospitality Properties, Inc.	1,122	129,176
Sunstone Hotel Investors, Inc.	8,269	89,470
Xenia Hotels & Resorts, Inc.	1,545	26,837
		603,019

Hotels, Resorts & Cruise Lines - 5.7%
Choice Hotels International, Inc.	868	94,508
Hilton Worldwide Holdings, Inc.	1,359	445,290
Hyatt Hotels Corp. - Class A	960	174,106
Marriott International, Inc. - Class A	1,558	585,185
Wyndham Hotels & Resorts, Inc.	1,271	102,010
		1,401,099

Industrial REITs - 14.7%

EastGroup Properties, Inc.	2,027	409,271
First Industrial Realty Trust, Inc.	4,740	293,264
Innovative Industrial Properties, Inc.	7,718	447,567
LXP Industrial Trust	5,837	301,423
Prologis, Inc.	7,144	1,024,950
Rexford Industrial Realty, Inc.	583	20,679
STAG Industrial, Inc.	12,302	465,877
Terreno Realty Corp.	9,943	653,155
		3,616,186

Multi-Family Residential REITs - 15.3%
AvalonBay Communities, Inc.	4,937	901,052
Camden Property Trust	3,395	361,771
Centerspace	357	24,091
Equity Residential	10,900	713,405
Essex Property Trust, Inc.	1,853	505,202
Independence Realty Trust, Inc.	22,845	370,774
Mid-America Apartment Communities, Inc.	3,226	416,380
UDR, Inc.	12,738	470,032
		3,762,707

Office REITs - 13.9%
BXP, Inc.	5,158	309,532
COPT Defense Properties	13,058	418,639
Cousins Properties, Inc.	13,934	373,571
Douglas Emmett, Inc.	2,185	25,433
Easterly Government Properties, Inc.	20,007	479,768
Empire State Realty Trust, Inc. - Class A	32,562	186,580
Highwoods Properties, Inc.	19,196	501,016
JBG SMITH Properties	1,364	20,010
Kilroy Realty Corp.	19,815	679,060
Piedmont Realty Trust, Inc. (a)	2,762	22,952
SL Green Realty Corp.	511	23,199
Vornado Realty Trust	11,126	375,503
		3,415,263

Other Specialized REITs - 3.8%
Four Corners Property Trust, Inc.	37,808	941,419

Retail REITs - 15.4%
Acadia Realty Trust	14,370	316,427
Agree Realty Corp.	2,748	203,764
Alexander's, Inc.	96	23,626
Brixmor Property Group, Inc.	4,022	122,912
Federal Realty Investment Trust	3,514	420,380
Getty Realty Corp.	6,783	220,651
InvenTrust Properties Corp.	3,905	129,373
Kimco Realty Corp.	14,237	342,827
Kite Realty Group Trust	8,812	241,625
NETSTREIT Corp.	1,269	25,710
NNN REIT, Inc.	545	24,258
Phillips Edison & Co., Inc.	5,668	227,570
Realty Income Corp.	2,628	161,044
Regency Centers Corp.	5,085	393,325
Simon Property Group, Inc.	3,341	684,604
Tanger, Inc.	6,139	221,434
Urban Edge Properties	1,199	26,906
		3,786,436

Self-Storage REITs - 2.0%
CubeSmart	2,217		88,680
Extra Space Storage, Inc.	1,189		171,585
Public Storage	758		230,197
			490,462

Single-Family Residential REITs - 5.0%
American Homes 4 Rent - Class A	17,242		553,123
Equity LifeStyle Properties, Inc.	2,911		179,813
Invitation Homes, Inc.	7,892		230,841
Sun Communities, Inc.	1,651		204,163
UMH Properties, Inc.	4,256		63,925
			1,231,865
TOTAL COMMON STOCKS (Cost $24,119,730)			24,575,061

TOTAL INVESTMENTS - 99.7% (Cost $24,119,730)			24,575,061
Other Assets in Excess of Liabilities - 0.3%		0.00282	69,554
TOTAL NET ASSETS - 100.0%			$ 24,644,615

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

U.S. Diversified Real Estate ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 24,575,061	$ –	$ –	$ 24,575,061
Total Investments	$ 24,575,061	$ –	$ –	$ 24,575,061

Refer to the Schedule of Investments for further disaggregation of investment categories.